Note Payable - Additional Information (Detail) - USD ($)			6 Months Ended	12 Months Ended
	Jan. 07, 2021	Apr. 24, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Proceeds from notes payable					$ 160,588
Gains losses on extinguishment of debt			$ 160,588	$ 160,588	$ 0
Promissory Note [Member]
Proceeds from notes payable		$ 161,000
Debt instrument interest rate terms		2 years
Debt instrument interest rate stated percentage		1.00%
Debt instrument periodic payment		$ 0
Gains losses on extinguishment of debt	$ 161,000